Segment Information - Summary of Operating Results by Geographical areas (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [Line Items]
Non-Current Assets	$ 12,095	$ 22,946
U.S. [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	7,866	12,344
Canada [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	1,028	1,185
Other [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	225	296
Americas [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	9,119	13,825
U.K. [Member]
Disclosure of operating segments [Line Items]
Non-Current Assets	935	3,085
Other Countries [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	1,935	4,514
EMEA [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	2,870	7,599
Asia Pacific [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	$ 106	$ 1,522